Other financing arrangements	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Other financing arrangements	Finance lease liabilities:

	December 31, 2022	December 31, 2021
Finance lease liabilities	$222.2	$—
Current portion of finance lease liabilities	(222.2)	—
Long-term finance lease liabilities	$—	$—
During the year ended December 31, 2022, the Company exercised options under existing lease financing arrangements to purchase four 10,000 TEU vessels. The purchases are expected to complete in January through September 2023, at the pre-determined purchase price of $52,690,000 per vessel.
As at December 31, 2022, the total remaining commitments related to financial liabilities of these vessels were approximately $225,117,000 (December 31, 2021 – nil), including imputed interest of $2,875,000 (December 31, 2021 – nil), repayable in 2023.
The weighted average interest rate on obligations related to finance leases as at December 31, 2022 was 5.9%.
Other financing arrangements:

	2022	2021
Other financing arrangements	$2,119.7	$1,363.1
Deferred financing fees	(31.9)	(23.3)
Other financing arrangements	2,087.8	1,339.8
Current portion of other financing arrangements	(147.5)	(100.5)
Other financing arrangements	$1,940.3	$1,239.3
16.    Other financing arrangements (continued):
The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the acquisition of vessels.
Under these arrangements, the Company has agreed to transfer the vessels to the counterparties and lease the vessels back from the counterparties over the applicable lease term as a financing lease arrangement. In the arrangements where the shipbuilding contracts are novated to the counterparties, the counterparties assume responsibility for the remaining payments under the shipbuilding contracts.
In certain of the arrangements, the counterparties are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term, supervises the vessels’ construction before the lease term begins, if applicable, and/or is required to purchase the vessels from the counterparties at the end of the lease term. As a result, in most cases, the Company is considered to be the primary beneficiary of the counterparties and consolidates the counterparties for financial reporting purposes. In all cases, these arrangements are considered failed-sales. The vessels are recorded as an asset and the obligations under these arrangements are recorded as a liability. The terms of the leases are as follows:
(i)Leases for five 11,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $420,750,000. The 17-year lease terms began between August 2017 and January 2018, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a margin ranging from 2.65% to 3.3%. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. In October 2020, the Company made a prepayment of $71,084,000 on the remaining principal balance of one of the 11,000 TEU vessels under sales-leaseback financing arrangement. In January 2021, the Company made a payment of $69,166,000 to early terminate a sale-leaseback financing arrangement secured by one 11,000 TEU vessel. In March 2021, the Company entered into a new sale-leaseback financing arrangement of $83,700,000, secured by the same 11,000 TEU vessel.
(ii)Leases for four 12,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $337,732,000. The 10-year lease terms began in March and April 2020, which were the vessels’ delivery dates. Lease payments include interest components based on one month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.
(iii)Leases for two 13,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $138,225,000. The 10-year lease terms began in August and September 2020, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price.
(iv)Leases for two 12,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $158,400,000. The 10-year and 12-year lease terms began in October and November 2020, respectively, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.75% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels throughout their respective lease terms at a pre-determined purchase price.
16.    Other financing arrangements (continued):
(v)Leases for three vessels:
In April 2021, the counterparty provided refinancing of $235,000,000 in sale-leaseback financing for three vessels ranging in size between 10,000 TEU and 13,100 TEU. The lease terms, ranging between 96 and 162 months, began in April 2021. Lease payments include interest components based on one three LIBOR plus a 2.75% margin. The Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(vi)Leases for three 12,200 TEU vessels
In April 2021, the counterparty provided sale-leaseback financing of $243,000,000. The 12-year lease term for three of the vessels began in November 2021, April and May 2022, upon delivery of the vessels. The amounts drawn on this facility for the other two vessels relate to installments on vessel under construction. Lease payments include interest components based on one month LIBOR plus a 2.95% margin. At delivery, the Company sells and leases the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(vii)Leases for two 12,200 TEU vessels
In May 2021, the counterparty provided sale-leaseback financing of $162,000,000. The 10-year lease terms began in September and November 2021, which were the vessels’ delivery dates. Lease payments include interest components based on three month LIBOR plus a 2.95% margin. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(viii)Leases for six 7,000 TEU vessels
In October 2021, the counterparty provided sale-leaseback financing of $445,000,000. Lease payments include interest components based on three month LIBOR plus a 2.45% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase four of the vessels at a pre-determined purchase price. For all six vessels, the Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2022, $49,417,000 was drawn on this facility.
(ix)Leases for eight vessels
In June 2021, the counterparty provided sale-leaseback financing of $895,320,000 for eight vessels ranging in size from 16,000 TEU to 24,000 TEU. Lease payments include interest components based on three month LIBOR plus a 2.80% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2022, $28,800,000 has been drawn under this facility.
(x)Leases for six 15,500 TEU vessels
In August 2021, the counterparty provided sale-leaseback financing of $661,826,000. Lease payments include interest components based on one month LIBOR plus a 2.50% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2022, no amounts have been drawn under this facility.
16.    Other financing arrangements (continued):
(xi)Leases for six 15,000 TEU and four 7,000 TEU vessels
In November 2021, the counterparty provided sale-leaseback financing of $889,651,000. Lease payments include interest components based on three month LIBOR plus a 2.45% margin. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. At December 31, 2022, no amounts have been drawn under this facility.
(xii)Leases for two 12,000 TEU vessels
During the year ended December 31, 2022, the Company completed a sale-leaseback financing for two vessels for proceeds of $226,000,000.  Upon delivery of each vessel in October and November, the Company commenced a 13.25 year leaseback. Lease payments include interest components based on three month SOFR plus a credit spread and a 1.8% margin. The Company has the option to purchase each vessel either 5 years or 7 years and 11 months after its delivery date at a pre-determined purchase price.
(xiii)Leases for four 11,800 TEU and one 15,000 TEU vessels
Prior to the sale-leaseback of each vessel, the Company had pre-delivery financing under a secured term loan credit facility (note 13(b)). Upon delivery of each vessel during 2022, the pre-delivery financing was replaced with sale-leaseback financing for the five vessels for proceeds of $468,600,000. Upon delivery of each vessel, which occurred between June through October 2022, the Company commenced a 14 year leaseback.  Lease payments include interest components based on daily SOFR plus a credit spread and margin of 1.4%. The Company has the option to purchase each vessel 9.5 years after its delivery date at a pre-determined purchase price.
In May 2021, the Company repaid $59,300,000 upon early termination of a sale-leaseback financing arrangement secured by a 13,100 TEU vessel.
The weighted average rate of interest, including the margin, was 6.62% at December 31, 2022 (December 31, 2021 – 3.08%).
Based on amounts funded for other financing arrangements, payments due to lessors would be as follows:

2023	$148.2
2024	151.1
2025	147.2
2026	145.3
2027	146.6
Thereafter	1,381.3
$2,119.7